Long-term Debt	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Long-term Debt	Long-term Debt
Long-term Debt
The Company completed its initial debt offering on August 28, 2024, comprised of U.S. and Canadian dollar-denominated senior unsecured notes (collectively, the Senior Notes) and U.S. dollar-denominated junior subordinated notes (the Junior Notes). Interest rates are fixed on these notes, and interest is paid semi-annually.
The Senior Notes are unsecured and rank equal in right of payment with all existing and future senior indebtedness. The Senior Notes rank senior in right of payment to all future indebtedness that is expressly subordinated in right of payment to the notes (including the Junior Notes).
The following tables summarize the Senior Notes and Junior Notes outstanding as at December 31, 2025 and 2024:

U.S.$ millions, except where noted				As at December 31,
Debt Instrument	Maturity	Amount	Rate	2025	2024
U.S. Dollar-denominated Debt
Senior unsecured notes	September 2027	700	4.91%	700	700
Senior unsecured notes	October 2029	1,000	5.03%	1,000	1,000
Senior unsecured notes [1]	October 2034	1,250	5.58%	1,250	1,250
Senior unsecured notes	October 2054	700	6.18%	700	700
				3,650	3,650
Canadian Dollar-denominated Debt
Senior unsecured notes	February 2030	450	4.32%	328	313
Senior unsecured notes	February 2032	500	4.62%	365	347
Senior unsecured notes	February 2035	500	4.93%	365	347
				1,058	1,007
Less: unamortized debt issue costs and other				(26)	(28)
Total Senior Notes				4,682	4,629
1Non-cash issuance.

U.S.$ millions, except where noted				As at December 31,
Debt Instrument	Maturity	Amount	Rate	2025	2024
U.S. Dollar-denominated Debt
Junior subordinated notes [1]	March 2055	450	7.63%	450	450
Junior subordinated notes [2]	March 2055	650	7.50%	650	650
				1,100	1,100
Less: unamortized debt issue costs and other				(14)	(13)
Total Junior Notes				1,086	1,087
1.Subject to first rate reset on March 1, 2030 and every fifth year after 2030.
2.Subject to first rate reset on March 1, 2035 and every fifth year after 2035.
Principal Repayments
At December 31, 2025, principal repayments on the Company's long-term debt were as follows:

U.S.$ millions	Total	2026	2027	2028	2029	2030	Thereafter
Long-term debt principal repayments	5,808	—	700	—	1,000	328	3,780
Long-term Debt Repaid to Affiliates of Former Parent
At December 31, 2023, the Company held $5,967 million of U.S. and Canadian dollar-denominated long-term debt to affiliates of its Former Parent with a weighted-average interest rate of 6.21 per cent. On August 28, 2024, concurrent with the issuance of the Company's Senior Notes and Junior Notes, South Bow repaid a $1.25 billion term loan to an affiliate of its Former Parent by way of issuing the non-cash $1.25 billion senior unsecured notes due October 2034. On October 1, 2024, the Company repaid the remaining outstanding long-term debt owed to affiliates of the Former Parent.
Interest Expense

	Year Ended December 31,
U.S.$ millions	2025	2024
Interest on long-term debt to affiliates of Former Parent	—	270
Interest on Senior Notes [1]	246	85
Interest on Junior Notes [1]	83	28
Amortization and other financial charges [2]	10	7
Capitalized interest	(8)	(2)
	331	388
1.Interest on Senior Notes and Junior Notes is paid semi-annually. At December 31, 2025, accrued interest for the Senior Notes was $74 million (2024 - $85 million) and accrued interest on the Junior Notes was $28 million (2024 - $28 million).
2.Includes amortization of debt issuance, premium, and discount costs associated with Senior Notes and Junior Notes. Other financial charges include bank service charges and carrying charges.
Credit Facilities
During the third quarter of 2024, the Company entered into a four-year senior unsecured revolving credit facility for $1.4 billion (C$2.0 billion), maturing in 2028 (the Facility). On October 3, 2025, the Company renewed the Facility, extending its maturity to October 1, 2029. The commitment remains at C$2.0 billion with no modifications made to the Facility's financial covenants. At December 31, 2025, $1.5 billion (C$2.0 billion) of capacity was available and nil was drawn on the Facility.
The Company's Facility includes affirmative, negative, and financial covenants that require the Company to comply with certain operational and financial requirements on an ongoing basis, which, if breached, could result in accelerated repayment or termination of the agreement. As at December 31, 2025, the Company was in compliance with the covenants in all material respects.
The Company has three additional Canadian dollar-denominated bi-lateral credit facilities in place. At December 31, 2025, the total capacity of these facilities was $109 million (C$150 million), with outstanding letters of credit of $20 million (C$27 million) currently drawn against them.
Interest Income and Other

	Year Ended December 31,
U.S.$ millions	2025	2024
Interest income	40	41
Penalty on early repayment of long-term debt to Former Parent	—	(26)
Foreign exchange gain (loss)	1	(3)
	41	12